UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 97.97%		$260,016,707

(Cost $210,741,261)

Airlines 0.60%		1,602,871

China Eastern Airlines Corp. Ltd. (China) (I)	1,410,000	935,813
China Southern Airlines Co. Ltd. (China) (I)	770,000	667,058

Aluminum 1.03%		2,727,766

Aluminum Corp. of China Ltd. (China)	1,948,000	2,727,766

Automobile Manufacturers 2.07%		5,479,990

Denway Motors Ltd. (Hong Kong)	9,290,000	5,479,990

Broadcasting & Cable TV 0.49%		1,304,224

Phoenix Satellite Television Holdings Ltd. (Hong Kong)	7,598,000	1,304,224

Coal & Consumable Fuels 4.79%		12,721,297

China Shenhua Energy Co. Ltd. (China)	1,822,500	9,495,337
Yanzhou Coal Mining Co. Ltd. (China)	1,912,000	3,225,960

Commodity Chemicals 0.43%		1,137,758

Sinopec Shanghai Petrochemical Co. Ltd. (China)	2,530,000	1,137,758

Computer Storage & Peripherals 0.31%		835,272

TPV Technology Ltd. (Hong Kong)	1,306,000	835,272

Construction & Engineering 2.46%		6,516,042

COSCO International Holdings Ltd. (Hong Kong)	4,422,000	3,411,159
Shui On Construction and Material Ltd. (Hong Kong)	1,040,000	3,104,883

Construction & Farm Machinery & Heavy Trucks 1.70%		4,505,844

China Infrastructure Machinery Holdings, Ltd. (China)	950,000	1,368,795
Weichai Power Co. Ltd. (China)	622,000	3,137,049

Distributors 1.62%		4,287,488

China Resources Enterprise Ltd. (Hong Kong)	1,272,000	4,287,488

Diversified Banks 11.90%		31,585,208

Bank of Communications Co. Ltd. (China)	2,250,000	2,519,886
Bank of East Asia Ltd. (Hong Kong)	1,061,017	6,110,382
China Construction Bank (China)	17,205,000	12,052,401
CITIC International Financial Holdings Ltd. (Hong Kong)	1,549,000	855,533
Industrial & Commercial Bank of China (China)	16,690,000	10,047,006

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Diversified Metals & Mining 0.25%		653,640

Jiangxi Copper Co. Ltd. (China)	371,000	653,640

Diversified REITs 1.49%		3,948,817

GZI Real Estate Investment Trust (Hong Kong)	10,470,000	3,948,817

Electronic Equipment Manufacturers 1.76%		4,681,450

Au Optronics Corp., ADR (Taiwan)	52,525	871,390
Chi Mei Optoelectronice Corp. (Taiwan)	2,366,400	2,790,118
Kingboard Chemical Holdings Ltd. (Hong Kong)	244,500	1,019,942

Footwear 0.55%		1,463,110

Yue Yuen Industrial (Holdings) Ltd. (Hong Kong)	500,000	1,463,110

Forest Products 0.63%		1,669,435

Sino-Forest Corp. (Canada) (I)	90,900	1,669,435

Gas Utilities 1.31%		3,486,665

Xinao Gas Holdings Ltd. (China)	1,801,000	3,486,665

Gold 0.71%		1,891,207

Zijin Mining Group Co. Ltd. (China)	1,576,000	1,891,207

Heavy Electrical Equipment 1.51%		4,013,775

Harbin Power Equipment Co. Ltd. (China)	1,136,000	2,572,699
Shanghai Electric Group Co. Ltd. (China)	1,852,000	1,441,076

Highways & Railtracks 1.54%		4,079,336

Road King Infrastructure Ltd. (Hong Kong)	2,675,000	3,124,426
Zhejiang Expressway Co. Ltd. (China)	898,000	954,910

Hotels, Resorts & Cruise Lines 0.95%		2,516,310

China Travel International Investment Hong Kong Ltd. (Hong Kong)	1,542,000	828,887
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (China)	4,450,000	1,687,423

Hypermarkets & Super Centers 0.89%		2,352,107

Lianhua Supermarket Holdings Ltd. (China)	1,693,000	2,352,107

Independent Power Producers & Energy Traders 1.64%		4,354,677

China Resources Power Holdings Co. Ltd. (Hong Kong)	1,818,000	4,354,677

Industrial Conglomerates 2.95%		7,813,857

Beijing Enterprises Holdings, Ltd. (Hong Kong)	500,000	2,113,639
Citic Pacific Ltd. (Hong Kong)	412,000	2,043,846
Hutchison Whampoa Ltd. (Hong Kong)	256,000	2,520,270
Shanghai Industrial Holdings Ltd. (Hong Kong)	306,000	1,136,102

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Industrial Machinery 1.46%		3,878,109

Enric Energy Equipment Holdings, Ltd. (Hong Kong) (I)	2,244,000	2,175,421
Shanghai Prime Machinery Co. (China)	5,620,000	1,702,688

Integrated Oil & Gas 8.58%		22,779,694

China Petroleum and Chemical Corp. (Sinopec) (China)	8,968,000	9,412,644
PetroChina Co. Ltd. (China)	9,676,000	13,367,050

Integrated Telecommunication Services 3.87%		10,273,915

China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)	1,320,000	4,055,666
China Telecom Corp. Ltd. (China)	8,886,000	6,218,249

Investment Banking & Brokerage 1.45%		3,843,493

Goldbond Group Holdings Ltd. (Hong Kong) (I)	17,610,000	1,013,954
Meadville Holdings Ltd. (Hong Kong)	11,888,000	2,829,539

Leisure Products 0.63%		1,684,725

Li Ning Co. Ltd. (Hong Kong)	606,000	1,684,725

Life & Health Insurance 4.36%		11,558,823

China Life Insurance Co. Ltd. (China)	3,210,000	11,558,823

Marine 1.92%		5,093,611

China Shipping Container Lines Co. Ltd. (China)	1,236,000	466,735
Cosco Corp. (Singapore) Ltd. (Singapore)	460,000	1,483,572
Pacific Basin Shipping Ltd. (Hong Kong)	2,238,000	3,143,304

Marine Ports & Services 1.21%		3,198,132

China Merchants Holdings International Co. Ltd. (Hong Kong)	654,670	3,198,132

Oil & Gas Exploration & Production 3.04%		8,076,284

CNOOC Ltd. (Hong Kong)	5,714,000	8,076,284

Packaged Foods & Meats 1.88%		4,998,991

China Mengniu Dairy Co. Ltd. (Hong Kong)	620,000	1,628,256
China Yurun Food Group Ltd. (Hong Kong)	2,544,000	3,370,735

Personal Products 0.48%		1,268,666

Hengan International Group Co. Ltd. (Hong Kong)	347,000	1,268,666

Railroads 0.45%		1,203,365

Guangshen Railway Co. Ltd. (China)	1,898,000	1,203,365

Real Estate Management & Development 8.35%		22,172,086

Cheung Kong Holdings Ltd. (Hong Kong)	178,000	2,886,217
China Overseas Land & Investment Ltd. (Hong Kong)	2,696,000	4,620,825
China Resources Land Ltd. (Hong Kong)	1,934,000	3,373,161
Great Eagle Holdings Ltd. (Hong Kong)	863,000	2,877,607
Guangzhou Investment Co. Ltd. (Hong Kong)	6,616,000	1,338,876
Kindom Construction Co. Ltd. (Taiwan)	4,163,000	1,825,774

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Shimao Property Holdings Ltd. (China)	1,110,000	1,975,527
Shui On Land Ltd. (China)	3,110,000	3,274,099

Semiconductors 1.08%		2,861,941

Advanced Semiconductor Manufacturing Corp. (China) (I)	13,160,000	426,049
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,300,000	2,435,892

Steel 0.66%		1,764,324

Maanshan Iron & Steel Co. Ltd. (China)	3,320,000	1,764,324

Technology Distributors 1.99%		5,277,544

Digital China Holdings Ltd. (Hong Kong)	7,374,800	5,277,544

Wireless Telecommunication Services 12.98%		34,454,858

China Mobile (Hong Kong) Ltd. (Hong Kong)	2,337,000	34,454,858

Total investments (Cost $210,741,261) 97.97%		$260,016,707

Other assets and liabilities, net 2.03%		$5,384,233

Total net assets 100.00%		$265,400,940

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Greater China Opportunities Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(I) Non-income-producing security.

The cost of investments owned on January 31, 2008, including short-term investments, was $210,741,261. Gross unrealized appreciation and depreciation of investments aggregated $64,232,059 and $14,956,613, respectively, resulting in net unrealized appreciation of $49,275,446.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008